UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GaveKal Platform Company Fund
Annual Report
August 31, 2011

www.GaveKalFunds.com

GaveKal Platform Company Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1

Fund Performance and Summary	3

Expense Example	4

Schedule of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	22

Supplemental Information	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the GaveKal Platform Company Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Shareholders:

We are pleased to present our first annual shareholder report for the year ending August 31, 2011.  The Gavekal Platform Company Fund was launched on September 30, 2010, and the Fund invests in large capitalization companies around the developed world employing intangible capital. We call these companies “platform companies.”

At GaveKal Capital, we believe that intangible capital is the most important form of capital a company possesses.  It is also the most misunderstood.  Tangible capital, like property, is easy to understand: a physical manufacturing plant can be seen and heard, and equipment is easily counted.  But what is intangible capital?

Broadly, it is knowledge, experience and relationships.  Intangible capital can be codified information that directs a process, like a recipe for a pharmaceutical. It can be relationships, such as the way semiconductor companies interact with semiconductor capital equipment companies, or the way foreign foundries and CAD designers co-create next generation products.  It can be a brand, which represents trust, safety and quality to millions of loyal customers.  It can be a completely new business model, like a digital distribution strategy.

Generally, companies do not acquire intangible capital in any sort of market transaction.  Instead companies produce their own intangibles by spending money on research and development, advertising, employee training, management structure and brand development.  Because companies self-produce intangible capital, it is easy to confuse money spent on producing intangible capital with current expenditures.  Leading academic research suggests a proper measurement of intangible capital investment would go a long way in helping to better understand economic trends and asset values.  One leading researcher in the field recently presented a model which shows that production of intangibles was the single biggest contributor to economic growth in the last 30 years.

Consider a simple family of three.  The parents spend a small fortune on tuition and then spend a significant portion of their lifetime teaching the child how to successfully interact in the world.  How to hold properly a fork, how to throw a spiral, how to be a good sport—these are all learned behaviors that the parents teach their children.  If this family were a corporation where the parents are the parent company and the child is the subsidiary, these outlays of money and time are expenses.  But are they really?  No, we think they are investments.  The time and money invested in the child will be a huge determining variable in his future successful participation in society.  The more knowledge the child has, the more experience the child has and more socially capable the child is, the more the child will likely produce in life.  In other words, the more assets the child has on his balance sheet, the greater the potential income the child will produce.

Just like in the family setting, when a company makes an investment in producing intangible capital, this is an investment in the future of the company.  The word “capital” is an historic reference to wealth in volume terms, that literally means “head”.  A person’s wealth was once measured by the number of cattle the person owned.  When a company makes an investment, often referred to as a capital investment, the company is literally buying “cow’s heads.”  Likewise, when a company produces intangible capital, it is creating “cow’s heads” on its balance sheet.

The Platform Company Fund’s investment process is designed around identifying global companies producing “cow’s heads” that then successfully “milk their cows”.  In other words, we look for companies producing intangible capital and then successfully employing it to generate attractive financial flows.

Our investment team has combined more than 16 years of institutional knowledge, advanced technology platforms, and thousands of development hours to design the intellectual property behind our process of identifying companies that are tapping a deep reservoir of intangible capital to generate earnings growth.

In our first calendar year ending September 30, 2011, we are pleased to report the Platform Company Fund returned 1.60% in the institutional share class (GAVIX), surpassing its benchmark MSCI World Index by 5.95%.  Similarly, the Fund returned 1.30% in the advisor share class (GAVAX), surpassing the MSCI World Index by 5.65%.

The 1-year and since inception annualized total returns for the GaveKal Platform Company Fund as of September 30, 2011 were 1.30% and 1.60% for the Advisor and Institutional Classes respectively . The MSCI World Index’s 1-year and since inception annualized total return as of September 30, 2011 was -4.35%. The total annual operating expenses of the Fund are 2.32% and 2.07% for the Advisor and Institutional Classes respectively. The inception date for the GaveKal Platform Company Fund is September 30, 2010.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.998.9890 or visit our website at www.gavekalfunds.com.

A redemption fee of 2.00% will be imposed on redemptions or exchanges of shares you have owned for 90 days or less. Please see the prospectus for more information.

We believe innovation is alive and well, and we continue to closely watch the richest of centers of knowledge in the world.  They are investing in good ideas every day, and we are tracking their cow’s heads.

We thank you for your continued support.

Steven Vannelli, CFA

Portfolio Manager

The value of the securities held by the Fund will change due to general market and economic conditions and industry perceptions. Investments in non-U.S. issuers may involve unique risks. Currency fluctuation, adverse political, economic or social developments could undermine the value of the Fund's investments. The securities of mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes.

GaveKal Platform Company Fund
FUND PERFORMANCE AND SUMMARY at August 31, 2011

This graph compares a hypothetical $500,000 investment in the Fund's Institutional Class shares, made at its inception with a similar investment in the MSCI World Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

This index does not reflect expenses, fees or sales charge, which would lower performance.

This index is unmanaged and it is not possible to invest in an index.

Total Returns as of August 31, 2011

			Since
	3 Months	Year-to-Date	Inception*
GaveKal Platform Company Fund - Advisor Class shares	-2.20%	1.69%	2.10%
GaveKal Platform Company Fund - Institutional Class shares	-2.01%	1.99%	2.40%
MSCI World Index	-10.18%	-3.90%	4.70%

* Inception date 9/30/10.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Advisor Class shares are 2.32% and 1.50%, respectively and for the Institutional Class shares are 2.07% and 1.25%, respectively, which are the amount stated in the current prospectus as of the date of this report. The contractual fee waivers are in effect through 12/31/11 (it will automatically renew for an additional one year period).

The total returns of individual share classes will differ due to varying expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

GaveKal Platform Company Fund EXPENSE EXAMPLE For the Six Months Ended August 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 3/1/11 to 8/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		3/1/11	8/31/11	3/1/11 – 8/31/11
Advisor Class	Actual Performance	$1,000.00	$1,001.00	$7.55
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.61
Institutional Class	Actual Performance	$1,000.00	$1,002.90	$6.32
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.69	$6.37

* Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011

Number
of Shares		Value
	Common Stocks - 53.3%
	Consumer Discretionary - 0.7%
570	DIRECTV - Class A*	$25,063
770	Time Warner, Inc.	24,378
		49,441
	Consumer Staples - 21.9%
8,000	Ajinomoto Co., Inc.	94,876
4,490	Asahi Group Holdings Ltd.	93,764
1,370	Brown-Forman Corp. - Class B	98,298
2,310	Church & Dwight Co., Inc.	100,577
1,460	Clorox Co.	101,762
1,382	Coca-Cola Co.	97,362
5,140	Coca-Cola West Co., Ltd.	94,223
4,930	Diageo PLC	99,235
2,480	FamilyMart Co., Ltd.	91,693
2,580	General Mills, Inc.	97,808
1,340	JM Smucker Co.	96,601
4,080	Kroger Co.	96,125
1,640	Lawson, Inc.	89,423
2,070	McCormick & Co., Inc.	98,925
1,500	Nestle S.A.	92,812
1,540	Procter & Gamble Co.	98,067
3,470	Seven & I Holdings Co., Ltd.	92,110
		1,633,661

	Health Care - 26.3%
2,470	Astellas Pharma, Inc.	93,344
1,210	Becton, Dickinson and Co.	98,470
3,354	Bristol-Myers Squibb Co.	99,782
1,070	C.R. Bard, Inc.	101,928
4,800	Daiichi Sankyo Co., Ltd.	95,998
1,320	DaVita, Inc.*	97,126
2,820	Forest Laboratories, Inc.*	96,557
2,510	Gilead Sciences, Inc.*	100,111
1,510	Henry Schein, Inc.*	99,524
2,180	Hisamitsu Pharmaceutical Co., Inc.	92,811

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011

Number
of Shares		Value
	Health Care - continued
1,480	Johnson & Johnson	$97,384
1,170	Laboratory Corp. of America Holdings*	97,730
3,300	Olympus Corp.	96,438
1,700	Ono Pharmaceutical Co., Ltd.	98,199
5,280	Pfizer, Inc.	100,214
1,990	Quest Diagnostics, Inc.	99,639
2,990	Shire PLC	96,323
4,180	Taisho Pharmaceutical Co., Ltd.	97,178
2,000	Takeda Pharmaceutical Co., Ltd.	96,867
1,300	Waters Corp.*	103,831
		1,959,454

	Industrials - 0.6%
220	Dover Corp.	12,654
12,000	Sojitz Corp.	22,596
160	United Technologies Corp.	11,880
		47,130

	Information Technology - 1.1%
69	Dassault Systemes S.A.	5,586
390	EMC Corp.*	8,810
20	Google, Inc. - Class A*	10,819
2,490	Intel Corp.	50,124
330	Microsoft Corp.	8,778
		84,117

	Materials - 0.2%
190	Sigma-Aldrich Corp.	12,234

	Telecommunication Services - 2.5%
50	NTT DoCoMo, Inc.	91,148
34,970	Vodafone Group PLC	91,769
		182,917

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011

		Value

	Total Common Stocks	$3,968,954
	(Cost $3,964,744)

Principal
Amount		Value
	Short-Term Investments - 46.6%
$3,465,294	UMB Money Market Fiduciary, 0.01%†	3,465,294
	Total Short-Term Investments	3,465,294
	(Cost $3,465,294)

	Total Investments - 99.9%
	(Cost $7,430,038)	7,434,248
	Other Assets less Liabilities - 0.1%	7,573
	Total Net Assets - 100.0%	$7,441,821

* Non-Income Producing Security.
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
PLC - Public Limited Company.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2011

Country	Percent of Total Net Assets

United States*	76.7%
Japan	18.0%
United Kingdom	3.9%
Switzerland	1.2%
France	0.1%
Total Investments	99.9%
Other Assets less Liabilities	0.1%
Total Net Assets	100.0%

* Includes short-term investment of 46.6%.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
STATEMENT OF ASSETS AND LIABILITIES
As of August 31, 2011

Assets:
Investments in securities, at value (cost $7,430,038)	$7,434,248
Receivables:
From Advisor	11,234
Dividends and interest	10,030
Prepaid expenses	27,231
Total assets	7,482,743

Liabilities:
Payables:
Fund accounting fees	6,870
Transfer agent fees	4,714
Administration fees	4,398
Custody fees	3,117
Chief Compliance Officer fees	1,622
Distribution Plan - Advisor Class (Note 6)	1,264
Trustees fees	934
Accrued other expenses	18,003
Total liabilities	40,922

Net Assets	$7,441,821

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$7,471,141
Accumulated net investment loss	(9,892)
Accumulated net realized loss on investments and foreign currency	(23,722)
Net unrealized appreciation on investments	4,294
Net Assets	$7,441,821

Advisor Class Shares
Net assets applicable to shares outstanding	$3,492,104
Shares outstanding	341,923
Net asset value, offering and redemption price per share	$10.21

Institutional Class Shares
Net assets applicable to shares outstanding	$3,949,717
Shares outstanding	385,837
Net asset value, offering and redemption price per share	$10.24

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
STATEMENT OF OPERATIONS
For the Period September 30, 2010* through August 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $731)	$18,160
Interest	105
Total investment income	18,265

Expenses:
Transfer agent fees	45,306
Fund accounting fees	36,773
Administration fees	36,713
Registration fees	36,351
Offering cost	30,544
Advisory fees	17,399
Audit fees	15,001
Custody fees	12,018
Chief compliance officer fees	8,261
Trustees' fees and expenses	4,633
Legal fees	4,164
Shareholder reporting fees	3,521
Miscellaneous	3,501
Distribution fees - Advisor Class (Note 6)	2,541
Insurance fees	532

Total expenses	257,258
Advisory fees waived	(17,399)
Other expenses waived or reimbursed	(213,160)
Net expenses	26,699
Net investment loss	(8,434)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on:
Investments	(23,722)
Foreign currency	(1,932)
Net unrealized appreciation on investments	4,294

Net realized and unrealized loss on investments and foreign currency	(21,360)

Net Decrease in Net Assets from Operations	$(29,794)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
September 30, 2010*
to August 31, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(8,434)
Net realized loss on investments and foreign currency	(25,654)
Net unrealized appreciation on investments	4,294
Net decrease in net assets resulting from operations	(29,794)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	3,637,160
Institutional Class	4,052,343
Cost of shares repurchased:
Advisor Class1	(117,249)
Institutional Class2	(100,639)
Net increase from capital transactions	7,471,615

Total increase in net assets	7,441,821

Net Assets:
Beginning of period	-
End of period	$7,441,821

Accumulated net investment loss	$(9,892)

Capital Share Transactions:
Net proceeds from shares sold:
Advisor Class	353,558
Institutional Class	395,841
Cost of shares repurchased:
Advisor Class	(11,635)
Institutional Class	(10,004)
Net increase from capital share transactions	727,760

*	Commencement of operations.
1	Net of redemption fee proceeds of $215.
2	Net of redemption fee proceeds of $1.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	September 30, 2010*
	to August 31, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.06)	1
Net realized and unrealized gain on investments	0.27
Total from investment operations	0.21

Redemption fee proceeds	-	2

Net asset value, end of period	$10.21

Total return	2.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,492

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.39%	4
After fees waived and expenses absorbed	1.50%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(12.50)%	4
After fees waived and expenses absorbed	(0.61)%	4
Portfolio turnover rate	42%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	September 30, 2010*
	to August 31, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.02)	1
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.24

Redemption fee proceeds	-	2

Net asset value, end of period	$10.24

Total return	2.40%	3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,950

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	13.14%	4
After fees waived and expenses absorbed	1.25%	4
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(12.14)%	4
After fees waived and expenses absorbed	(0.25)%	4
Portfolio turnover rate	42%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS August 31, 2011

Note 1 – Organization
GaveKal Platform Company Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,306, which are being amortized over a one‐year period from September 30, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period from September 30, 2010 (commencement of operations) through August 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)  Money Market Investments
The GaveKal Platform Company Fund invests a significant amount (46.6% as of August 31, 2011) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with GaveKal Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively, until December 31, 2011 (it will automatically renew for an additional one year period).

For the period September 30, 2010 (commencement of operations) through August 31, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $230,559.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At August 31, 2011, the amount

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

of these potentially recoverable expenses was $230,559.  The Advisor may recapture a portion of this amount no later than August 31, 2014.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period ended August 31, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period ended August 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At August 31, 2011, gross unrealized appreciation and (depreciation) of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,443,667

Gross unrealized appreciation	$100,257
Gross unrealized depreciation	(109,592)
Net unrealized depreciation on investments and foreign currency translations	$(9,335)

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2011, permanent differences in book and tax accounting have been reclassified to paid in capital, undistributed net investment loss and accumulated net realized loss as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Loss
$(474)	$(1,458)	$1,932

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

As of August 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,669
Undistributed long-term capital gains	-
Accumulated earnings	5,669
Accumulated capital and other losses	(25,654)
Unrealized depreciation on investments and foreign currency translations	(9,335)
Total accumulated earnings/(deficit)	$(29,320)

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of August 31, 2011, the Fund had $23,722 of post-October losses and $1,932 of post-October currency losses which are deferred until September 1, 2011 for tax purposes.

Note 5 - Investment Transactions
For the period ended August 31, 2011, purchases and sales of investments, excluding short-term investments, were $4,460,904 and $472,397, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

For the period ended August 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$49,441	$-	$-	$49,441
Consumer Staples	984,760	648,901	-	1,633,661
Health Care	1,192,296	767,158	-	1,959,454
Industrials	24,534	22,596	-	47,130
Information Technology	78,531	5,586	-	84,117
Materials	12,234	-	-	12,234

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

Telecommunication Services	-	182,917	-	182,917
Short-Term Investments	3,465,294	-	-	3,465,294
Total Investments, at Value	$5,807,090	$1,627,158	$-	$7,434,248

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $1,627,158 of investment securities were classified as level 2 instead of level 1.

** The fund did not hold any level 3 securities at August 31, 2011.

There were no significant transfers between levels 1 and 2 during the period.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the period ended August 31, 2011, the Fund did not enter into any forward contracts.

Note 10 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting

GaveKal Platform Company Fund NOTES TO FINANCIAL STATEMENTS - Continued August 31, 2011

Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the GaveKal Platform Company Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of August 31, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 30, 2010 (commencement of operations) to August 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GaveKal Platform Company Fund as of August 31, 2011, and the results of its operations, the changes in its net assets, and its financial highlights for the period September 30, 2010 to August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 25, 2011

GaveKal Platform Company Fund SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-998-9890.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	41	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	41	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	41	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	41	None
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	41	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A

GaveKal Platform Company Fund SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

GaveKal Platform Company Fund
a series of the Investment Managers Series Trust

Investment Advisor
GaveKal Capital, LLC
1099 18th Street, Suite 2780
Denver, Colorado 80202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
GaveKal Platform Company Fund Advisor Class	GAVAX	461 418 667
GaveKal Platform Company Fund Institutional Class	GAVIX	461 418 659

Privacy Principles of the GaveKal Platform Company Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the GaveKal Platform Company Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

GaveKal Platform Company Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-998-9890

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2011	FYE 8/31/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2011	FYE 8/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 8/31/2011	FYE 8/31/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date   November 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date November 4, 2011

By (Signature and Title)    /s/ Rita Dam
    Rita Dam, Treasurer

Date   November 4, 2011